Discontinued operations and assets held for sale - Segment analysis of discontinued operations - Vodafone Italy (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Acquisitions and disposals
Revenue	€ 40,461	€ 37,448	€ 36,717
Cost of sales	(27,728)	(24,929)	(24,459)
Gross profit	12,733	12,519	12,258
Selling and distribution expenses	(3,149)	(2,934)	(2,674)
Administrative expenses	(5,841)	(5,447)	(5,768)
Net credit losses on financial assets	(429)	(476)	(491)
Operating profit	2,844	(411)	3,665
Financing costs	(2,375)	(1,931)	(2,626)
Profit before taxation	1,864	(1,478)	1,620
Income tax (expense)/credit			110
Loss for the financial year from discontinued operations	(108)	(22)	(65)
Vodafone Italy, Discontinued operations
Acquisitions and disposals
Revenue		3,356	4,579
Cost of sales		(1,293)	(3,438)
Gross profit		2,063	1,141
Selling and distribution expenses		(160)	(244)
Administrative expenses		(356)	(760)
Net credit losses on financial assets		(36)	(51)
Operating profit		1,511	86
Financing costs		(66)	(86)
Profit before taxation		1,445
Income tax (expense)/credit		(387)	23
Profit after tax of discontinued operations		1,058	23
After tax loss on the re-measurement of disposal group			(83)
Loss on sale of disposal group	(83)	(1,133)
Loss for the financial year from discontinued operations	(83)	(75)	(60)
Attributable to owners of the parent	€ (83)	€ (72)	€ (71)